Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 12,315	$ 10,880	$ 10,587	$ 12,287	$ 11,798	$ 11,497	$ 10,563	$ 10,504	$ 10,413	$ 9,867	$ 9,600
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 12,067	10,661	10,374	12,125	11,731	11,524	10,685	10,697	10,688	10,208	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 13,143	11,596	11,237	13,003	12,452	12,118	11,120	11,023	10,904	10,311	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 13,139	11,597	11,242	13,007	12,459	12,115	11,121	11,023	10,904	10,311	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,821	11,616	11,315	12,785	12,458	11,968	11,025	10,987	10,892	10,316	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,821	11,616	11,315	12,785	12,458	11,968	11,025	10,987	10,892	10,316	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,821	11,616	11,315	12,785	12,458	11,968	11,025	10,987	10,892	10,316	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,821	$ 11,616	$ 11,315	$ 12,785	$ 12,458	$ 11,968	$ 11,025	$ 10,987	$ 10,892	$ 10,316	$ 10,000